Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization Periods for Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	2 years
Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	15 years
Prototype
Property Plant And Equipment [Line Items]
Property and equipment, useful life	2 years
Machinery and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Machinery and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	15 years
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years
Software
Property Plant And Equipment [Line Items]
Property and equipment, useful life	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	Lesser of estimated useful life or remaining lease term